Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F. 312.701.2361 www.chapman.com

October 17, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs® Trust
(Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs® Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1640 and under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 1641 to the Registrant’s registration statement on Form N-1A (the “Amended Registration Statement”). The Amended Registration Statement relates to Innovator Growth-100 Dual Directional 5 Buffer ETF™ – Quarterly (the “Fund”), a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Fund hereby requests selective review of the above referenced Amended Registration Statement. We have relied upon the registration statement relating to the Innovator Dual Directional 10 Buffer ETF™ — October (File Nos. 333-146827 and 811-22135, Post-Effective Amendment No. 1601 under the 1933 Act and Amendment No. 1602 under the 1940 Act) (the “Prior Innovator Fund”) as precedent in drafting the Amended Registration Statement. The disclosure in the Amended Registration Statement with regard to the description of the Fund, the investment objective, strategy and policies, the risks associated with investment in the Fund and the management of the Fund is materially identical to the disclosures made in the registration statement relating to Prior Innovator Fund common shares. The disclosure in the Amended Registration Statement has been revised only as necessary to set forth the anticipated terms of the Fund’s outcome period, inverse performance threshold, buffer and cap and to update information related to the reference asset.

Should you have any questions or require further information with respect to this Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren